Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
NOTE 12 –	DISCONTINUED OPERATIONS

In November 2021, the Company completed the acquisition of Comsec and its subsidiaries. During 2023, one of the subsidiaries, Comsec Distribution Ltd. (“Comsec Distribution”) had financial, operational and commercials difficulties, cessation of sales starting July 2023, layoffs and departures of employees until there were no employees in this subsidiary as of December 31, 2023.

As of December 31, 2023, based on the analysis performed by the Company’s management, it has been determined that Comsec Distribution is considered an abandoned business operation in accordance with IFRS 5 and constitutes a component of the Company that represents a separate major line of business and therefore meets the criteria for classification as a discontinued operation.

Prior to the classification of Comsec Distribution as a discontinued operation, the recoverable amount of certain items of account receivables and inventory were estimated and an impairment loss in an amount of $431 thousand and $1,900 thousand, respectively were recognized in order to ascertain that the carrying amount of the account receivables and inventory is not higher than their recoverable amount.

Below are data for the operating results attributed to the discontinued operation:

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Revenues from sales	-	-	5,459
Cost of sales	-	-	(5,931)
Gross profit (loss)	-	-	(472)
Sales and marketing expenses	-	-	351
General and administrative expenses	-	-	851
Operating income (loss)	-	-	(1,674)
Finance expenses, net	1,741	1,523	356
Income (loss) before taxes on income	(1,741)	(1,523)	(2,030)
Taxes on income	-	362	-
Income (loss) after taxes on income	(1,741)	(1,885)	(2,030)

Below are data for the net cash flows provided by (used in) the discontinued operation:

	Year ended December 31,
	2025	2024	2023
	USD in thousands

Net cash provided by discontinued operating activities	292	995	1,917
Net cash provided by (used in) discontinued investing activities	-	-	(1,026)
Net cash used in discontinued financing activities	(292)	(1,015)	(1,375)
Total net cash provided by (used in) discontinued operation	-	(20)	(484)